Derivatives	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
7. Derivatives
Accounting for Derivatives
See Note 1 for a description of the Company’s accounting policies for derivatives and Note 8 for information about the fair value hierarchy for derivatives.
Derivative Strategies
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize its exposure to various market risks, including interest rate, foreign currency exchange rate and equity market.
Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates and/or financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter (“OTC”) market. The Company’s
OTC derivatives are settled bilateral contracts between two counterparties (“OTC-bilateral”).
Interest Rate Derivatives
Interest rate caps: The Company uses interest rate caps to protect against interest rate exposure arising from mismatches between assets and liabilities. Interest rate caps are used in non-qualifying hedging relationships.
Foreign Currency Exchange Rate Derivatives
Foreign currency swaps: The Company uses foreign currency swaps to convert foreign currency denominated cash flows to U.S. dollars to reduce cash flow fluctuations due to changes in currency exchange rates. Foreign currency swaps are used in cash flow and non-qualifying hedging relationships.
Equity Market Derivatives
Equity index options: The Company uses equity index options to hedge index-linked annuity products against adverse changes in equity markets. Equity index options are used in non-qualifying hedging relationships.
Equity total return swaps: The Company uses equity total return swaps to hedge index-linked annuity products against adverse changes in equity markets. Equity total return swaps are used in non-qualifying hedging relationships.
Primary Risks Managed by Derivatives
The primary underlying risk exposure, gross notional amount and estimated fair value of derivatives held were as follows at:

	Primary Underlying Risk Exposure	December 31,
		2022			2021
		Gross Notional Amount	Estimated Fair Value		Gross Notional Amount	Estimated Fair Value
			Assets	Liabilities		Assets	Liabilities
		(In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Foreign currency swaps	Foreign currency exchange rate	$ 164	$ 19	$ —	$ 125	$ 7	$ 1
Total qualifying hedges		164	19	—	125	7	1
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate caps	Interest rate	800	12	—	800	2	—
Foreign currency swaps	Foreign currency exchange rate	16	4	—	16	4	—
Equity index options	Equity market	2,761	171	72	2,576	268	137
Equity total return swaps	Equity market	2,392	59	35	2,089	61	3
Total non-designated or non-qualifying derivatives		5,969	246	107	5,481	335	140
Embedded derivatives:
Ceded guaranteed minimum income benefits	Other	N/A	255	—	N/A	351	—
Direct guaranteed minimum benefits	Other	N/A	—	(21)	N/A	—	(30)
Direct index-linked annuities	Other	N/A	—	529	N/A	—	792
Total embedded derivatives	Other	N/A	255	508	N/A	351	762
Total		$ 6,133	$ 520	$ 615	$ 5,606	$ 693	$ 903
The amount and location of gains (losses), including earned income, recognized for derivatives and gains (losses)
pertaining to hedged items reported in net derivative gains (losses) were as follows:

	Year Ended December 31, 2022
	Net Derivative Gains (Losses) Recognized for Derivatives	Net Derivative Gains (Losses) Recognized for Hedged Items	Net Investment Income	Amount of Gains (Losses) Deferred in AOCI
	(In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Foreign currency exchange rate	$ —	$ —	$ 2	$ 12
Total cash flow hedges	—	—	2	12
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate	10	—	—	—
Foreign currency exchange rate	1	(1)	—	—
Equit y market	(426)	—	—	—
Embedded	279	—	—	—
Total non-qualifying hedges	(136)	(1)	—	—
Total	$ (136)	$ (1)	$ 2	$ 12

	Year Ended December 31, 2021
	Net Derivative Gains (Losses) Recognized for Derivatives	Net Derivative Gains (Losses) Recognized for Hedged Items	Net Investment Income	Amount of Gains (Losses) Deferred in AOCI
	(In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Foreign currency exchange rate	$ —	$ —	$ 1	$ 6
Total cash flow hedges	—	—	1	6
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate	1	—	—	—
Foreign currency exchange rate	—	—	—	—
Equity market	368	—	—	—
Embedded	(445)	—	—	—
Total non-qualifying hedges	(76)	—	—	—
Total	$ (76)	$ —	$ 1	$ 6
	Year Ended December 31, 2020
	Net Derivative Gains (Losses) Recognized for Derivatives	Net Derivative Gains (Losses) Recognized for Hedged Items	Net Investment Income	Amount of Gains (Losses) Deferred in AOCI
	(In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Foreign currency exchange rate	$ —	$ —	$ 1	$ (5)
Total cash flow hedges	—	—	1	(5)
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate	(1)	—	—	—
Foreign currency exchange rate	1	—	—	—
Equity market	195	—	—	—
Embedded	(66)	—	—	—
Total non-qualifying hedges	129	—	—	—
Total	$ 129	$ —	$ 1	$ (5)
At December 31, 2022 and 2021, the balance in AOCI associated with cash flow hedges was $
19 million and $
7

million
, respectivel
y
.
Counterparty Credit Risk
The Company may be exposed to credit-related losses in the event of counterparty nonperformance
on derivative
instruments.
Generally, the credit exposure is the fair value at the reporting date less any collateral received from
the
counterparty.
The Company manages its credit risk by: (i) entering into derivative transactions with creditworthy counterparties governed by master netting agreements; (ii) trading through regulated exchanges and central clearing counterparties;
(iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
See Note 8 for a description of the impact of credit risk on the valuation of derivatives.
The estimated fair values of net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

Gross Amounts Not Offset on the Balance Sheets
	Gross Amount Recognized	Financial Instruments (1)	Collateral Received/Pledged (2)	Net Amount	Securities Collateral Received/Pledged (3)	Net Amount After Securities Collateral
(In millions)
December 31, 2022
Derivative assets	$ 260	$ (65)	$ (189)	$ 6	$ (5)	$ 1
Derivative liabilities	$ 111	$ (65)	$ —	$ 46	$ (45)	$ 1
December 31, 2021
Derivative assets	$ 342	$ (33)	$ (305)	$ 4	$ (3)	$ 1
Derivative liabilities	$ 141	$ (33)	$ —	$ 108	$ (108)	$ —
(
1
)
Represents amounts subject to an enforceable master netting agreement or similar agreement.
(2)
The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreement.
(3)
Securities collateral received from counterparties is not reported on the balance sheets and may not be sold or re-pledged unless the counterparty is in default. Amounts do not include excess of collateral pledged or received.
The Company’s collateral arrangements generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. Certain of these arrangements also include credit-contingent provisions which permit the party with positive fair value to terminate the derivative at the current fair value or demand immediate full collateralization from the party in a net liability position, in the event that the financial strength or credit rating of the party in a net liability position falls below a certain level.
The aggregate estimated fair values of derivatives in a net liability position containing such credit contingent provisions and the aggregate estimated fair value of assets posted as collateral for such instruments were as follows at:

	December 31,
	2022	2021
	(In millions)
Estimated fair value of derivatives in a net liability position (1)	$ 46	$ 108
Estimated Fair Value of Collateral Provided (2):
Fixed maturity securities	$ 235	$ 162
(1)
After taking into consideration the existence of netting agreements.
(2)
Substantially all of the Company’s collateral arrangements provide for daily posting of collateral for the full value of the derivative contract. As a result, if the credit-contingent provisions of derivative contracts in a net liability position were triggered, minimal additional assets would be required to be posted as collateral or needed to settle the instruments immediately. Additionally, the Company is required to pledge initial margin for certain new OTC-bilateral derivative transactions to third-party custodians.